Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments And Contingencies [Abstract]
Schedule of minimum estimated commitment under purchase contracts	The minimum estimated commitment under these contracts, except as noted below, is as follows: As at December 31, 2020

2021	2022	2023	2024	2025	Thereafter
$397,515	$397,346	$431,060	$447,165	$447,017	$1,560,734

Contractual obligations
The Company has future minimum payments relating primarily to short-term vessel charters, terminal facilities, and other commitments that are not leases, as follows:

As at December 31, 2020

2021	2022	2023	2024	2025	Thereafter
$64,768	$3,304	$539	$539	$539	$2,571